CONVERTIBLE PROMISSORY NOTES (Tables) - Convertible Promissory Notes [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
SCHEDULE OF CONVERTIBLE PROMISSORY NOTES

The Company entered into convertible promissory notes as follows as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Convertible note, at 8% interest, maturing December 23, 2021 convertible into common shares at $0.15 per share	$112,500	$112,500

Convertible note, at 8% interest, maturing December 23, 2021 convertible into common shares at $0.15 per share	112,500	112,500

Convertible note at 10% interest, maturing July 14, 2022 convertible into common shares at $3.15 per share ($300,000 original issue discount)	3,300,000	-

Convertible note at 8% interest, maturing March 13, 2023 convertible into common shares at $1.00 per share ($7,500 original issue discount)	382,500	-

Convertible note at 8% interest, maturing March 13, 2023 convertible into common shares at $1.00 per share ($8,250 original issue discount)	420,750	-

Convertible note at 8% interest, maturing March 17, 2023 convertible into common shares at $1.00 per share ($20,000 original issue discount)	1,020,000	-

Convertible note at 8% interest, maturing March 19, 2023 convertible into common shares at $1,00 per share ($9,750 original issue discount)	497,250	-

Convertible note at 8% interest, maturing March 19, 2023 convertible into common shares at $1.00 per share ($1,500 original issue discount)	76,500	-

Convertible note at 8% interest, maturing March 19, 2023 convertible into common shares at $1.00 per share ($3,000 original issue discount)	153,000	-

Convertible note at 8% interest, maturing April 21, 2023 convertible into common shares at $1.00 per share ($7,500 original issue discount)	382,500	-

Convertible note at 8% interest, maturing April 21, 2023 convertible into common shares at $1.00 per share ($7,500 original issue discount)	382,500	-

Convertible note at 8% interest, maturing June 30, 2023 convertible into common shares at $0.90 per share ($3,000 original issue discount)	153,000	-
	6,993,000	225,000
Less: Discounts	(1,819,477)	(83,897)
Total	$5,173,523	$141,103

The Company entered into convertible promissory notes as follows as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Convertible note, at 8% interest, maturing December 23, 2021 convertible into common shares at $0.15 per share	$112,500	$-

Convertible note, at 8% interest, maturing December 23, 2021 convertible into common shares at $0.15 per share	112,500	-
	225,000	-
Less: Debt discount	(83,897)	-
Total	$141,103	$-

SCHEDULE OF MATURITIES OF CONVERTIBLE PROMISSORY NOTES	Maturities of convertible promissory notes for the next two years as of September 30 are as follows (with discount):
2022	$3,311,707
2023	1,861,816
$5,173,523